Investment Securities [Text Block]	6 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Investment Securities [Text Block]

3.    INVESTMENT SECURITIES

The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities, Held-to-maturity debt securities, and Marketable equity securities included in Available-for-sale securities at March 31, 2018, and Available-for-sale debt securities and Held-to-maturity debt securities at September 30, 2018:

At March 31, 2018:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥24,272,345	¥299,402	¥3,843		¥24,567,904
Japanese prefectural and municipal bonds	1,532,143	7,808	2,520		1,537,431
Foreign governments and official institutions bonds	2,207,662	8,938	44,908		2,171,692
Corporate bonds	1,104,799	15,589	1,028		1,119,360
Residential mortgage-backed securities	1,632,346	752	15,563		1,617,535
Commercial mortgage-backed securities	95,383	473	620		95,236
Asset-backed securities	1,546,989	12,775	1,415		1,558,349
Other debt securities(1)	165,002	3,635	3,030		165,607

Total	¥32,556,669	¥349,372	¥72,927		¥32,833,114

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,807	¥40,212	¥—		¥1,141,019
Foreign governments and official institutions bonds	59,330	383	103		59,610
Residential mortgage-backed securities	885,965	1,660	14,726	(2)	872,899
Commercial mortgage-backed securities	171,647	4,107	1,018	(2)	174,736
Asset-backed securities	1,365,192	8,438	1,222		1,372,408

Total	¥3,582,941	¥54,800	¥17,069		¥3,620,672

Equity securities:
Marketable equity securities	¥2,789,392	¥3,925,680	¥43,488		¥6,671,584

Total	¥2,789,392	¥3,925,680	¥43,488		¥6,671,584

Notes:	(1)	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.
	(2)	MUFG Americas Holdings Corporation (“MUFG Americas Holdings” or “MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥3,457 million and ¥5,932 million, respectively, at March 31, 2018 and are not included in the table above.

At September 30, 2018:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥22,605,246	¥241,338	¥14,695		¥22,831,889
Japanese prefectural and municipal bonds	1,777,026	5,325	6,084		1,776,267
Foreign governments and official institutions bonds	2,248,125	7,063	57,733		2,197,455
Corporate bonds	1,097,050	14,159	1,071		1,110,138
Residential mortgage-backed securities	1,521,850	496	26,597		1,495,749
Commercial mortgage-backed securities	109,708	48	3,136		106,620
Asset-backed securities	1,486,367	10,317	351		1,496,333
Other debt securities(1)	148,974	3,033	3,948		148,059

Total	¥30,994,346	¥281,779	¥113,615		¥31,162,510

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,765	¥33,485	¥—		¥1,134,250
Foreign governments and official institutions bonds	58,209	246	336		58,119
Residential mortgage-backed securities	991,682	701	29,568	(2)	962,815
Commercial mortgage-backed securities	165,786	1,321	2,001	(2)	165,106
Asset-backed securities	1,871,524	9,634	2,956		1,878,202

Total	¥4,187,966	¥45,387	¥34,861		¥4,198,492

Notes:	(1)	Other debt securities in the table above include ¥135,688 million of private placement debt conduit bonds.
	(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥11,697 million and ¥5,275 million, respectively, at September 30, 2018 and are not included in the table above.

Contractual Maturities

The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at September 30, 2018 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥33,162	¥33,051	¥9,096,329
Due from one year to five years	173,953	174,740	12,133,838
Due from five years to ten years	1,561,712	1,592,472	5,787,030
Due after ten years	2,419,139	2,398,229	4,145,313

Total	¥4,187,966	¥4,198,492	¥31,162,510

Realized Gains and Losses

For the six months ended September 30, 2017, gross realized gains on sales of Available-for-sale debt securities and marketable equity securities were ¥189,782 million, and gross realized losses on sales of Available-for-sale debt securities and marketable equity securities were ¥14,041 million.

For the six months ended September 30, 2018, gross realized gains on sales of Available-for-sale debt securities were ¥23,746 million and gross realized losses on sales of Available-for-sale debt securities were ¥9,495 million.

Other-than-temporary Impairments of Investment Securities

For the six months ended September 30, 2017, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥6,428 million, which were included in Investment securities gains—net in the accompanying condensed consolidated statements of income. The losses of ¥6,428 million for the six months ended September 30, 2017 included losses of ¥6,036 million from marketable equity securities and ¥108 million from Available-for-sale debt securities which mainly comprised of corporate bonds.

For the six months ended September 30, 2018, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥85 million, which were included in Investment securities gains—net in the accompanying condensed consolidated statements of income. The losses of ¥85 million for the six months ended September 30, 2018 was recorded substantially from Available-for-sale debt securities which mainly comprised of corporate bonds. Impairment of marketable equity securities is eliminated according to new guidance on recognition and measurement of financial assets and financial liabilities. The Available-for-sale securities (AFS category) is eliminated for equity securities and, therefore, other-than-temporary impairment (“OTTI”) review is not required for those securities.

Gross Unrealized Losses and Fair Value

The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities, Held-to-maturity debt securities and Equity securities at March 31, 2018, and Available-for-sale debt securities, Held-to-maturity debt securities at September 30, 2018, by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2018:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥4,767,893	¥2,701	¥187,000	¥1,142	¥4,954,893	¥3,843	140
Japanese prefectural and municipal bonds	400,705	453	353,047	2,067	753,752	2,520	193
Foreign governments and official institutions bonds	846,818	16,955	818,937	27,953	1,665,755	44,908	157
Corporate bonds	312,993	856	74,717	172	387,710	1,028	150
Residential mortgage-backed securities	438,545	2,644	623,285	12,919	1,061,830	15,563	503
Commercial mortgage-backed securities	50,898	386	9,067	234	59,965	620	60
Asset-backed securities	144,073	1,403	5,345	12	149,418	1,415	29
Other debt securities	12,341	367	56,117	2,663	68,458	3,030	23

Total	¥6,974,266	¥25,765	¥2,127,515	¥47,162	¥9,101,781	¥72,927	1,255

Held-to-maturity debt securities:
Foreign governments and official institutions bonds	¥55,837	¥103	¥—	¥—	¥55,837	¥103	10
Residential mortgage-backed securities	299,286	3,487	451,968	11,239	751,254	14,726	332
Commercial mortgage-backed securities	2,150	2	169,065	1,016	171,215	1,018	32
Asset-backed securities	275,814	1,222	—	—	275,814	1,222	11

Total	¥633,087	¥4,814	¥621,033	¥12,255	¥1,254,120	¥17,069	385

Equity securities:
Marketable equity securities	¥448,489	¥43,482	¥28	¥6	¥448,517	¥43,488	116

Total	¥448,489	¥43,482	¥28	¥6	¥448,517	¥43,488	116

	Less than 12 months		12 months or more		Total
At September 30, 2018:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥9,844,320	¥12,969	¥215,149	¥1,726	¥10,059,469	¥14,695	247
Japanese prefectural and municipal bonds	965,127	2,736	401,458	3,348	1,366,585	6,084	344
Foreign governments and official institutions bonds	719,858	14,786	956,427	42,947	1,676,285	57,733	157
Corporate bonds	263,849	801	178,709	270	442,558	1,071	147
Residential mortgage-backed securities	491,920	9,216	466,314	17,381	958,234	26,597	522
Commercial mortgage-backed securities	90,747	2,542	10,959	594	101,706	3,136	106
Asset-backed securities	167,342	350	969	1	168,311	351	36
Other debt securities	35,662	1,069	42,771	2,879	78,433	3,948	25

Total	¥12,578,825	¥44,469	¥2,272,756	¥69,146	¥14,851,581	¥113,615	1,584

Held-to-maturity debt securities:
Foreign governments and official institutions bonds	¥54,557	¥336	¥—	¥—	¥54,557	¥336	10
Residential mortgage-backed securities	424,594	8,768	518,017	20,800	942,611	29,568	463
Commercial mortgage-backed securities	5,211	113	159,895	1,888	165,106	2,001	33
Asset-backed securities	586,940	2,956	—	—	586,940	2,956	23

Total	¥1,071,302	¥12,173	¥677,912	¥22,688	¥1,749,214	¥34,861	529

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds and Commercial mortgage-backed securities

As of September 30, 2018, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Corporate bonds

As of September 30, 2018, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold.

	Six months ended September 30,
	2017	2018
	(in millions)
Balance at beginning of period	¥4,125	¥3,498

Additions:
Initial credit impairments	107	34
Subsequent credit impairments	1	51

Reductions:
Securities sold or matured	(403)	(233)

Balance at end of period	¥3,830	¥3,350

The cumulative declines in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at September 30, 2017 and 2018 were ¥3,200 million and ¥1,826 million, respectively. Of which, the credit loss components recognized in earnings were ¥3,830 million and ¥3,350 million, and the remaining amounts related to all other factors recognized in Accumulated OCI before taxes were ¥630 million and ¥1,524 million at September 30, 2017 and 2018, respectively.

Residential mortgage-backed securities

As of September 30, 2018, unrealized losses on these securities were primarily driven by securities guaranteed by a U.S. government agency or a government-sponsored agency which are collateralized by residential mortgage loans. Unrealized losses mainly resulted from changes in interest rates and not from changes in credit quality. The MUFG Group analyzed that no OTTI was identified on such securities as of September 30, 2018 and no impairment loss has been recorded because the strength of the issuers’ guarantees through direct obligations or support from the U.S. government is expected to be sufficient to recover the entire amortized cost basis of these securities.

Asset-backed securities

As of September 30, 2018, unrealized losses on these securities were primarily driven by certain collateralized loan obligations (“CLOs”), highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the OTTI and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no OTTI was identified as of September 30, 2018 and no impairment loss has been recorded.

Other debt securities

As of September 30, 2018, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds result from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimates loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions, such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of OTTI, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no OTTI losses were recorded in the accompanying condensed consolidated statements of income.

Marketable equity securities included in Equity Securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that the fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other-than-temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2017, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above.

OTTI of marketable equity securities is eliminated according to new guidance on recognition and measurement of financial assets and financial liabilities.

Equity Securities

The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at September 30, 2018.

Six months ended September 30,
2018
(in millions)
Net gains recognized during the period(1)	¥411,720
Less:
Net gains recognized during the period on equity securities sold during the period	12,470

Net unrealized gains recognized during the reporting period still held at the reporting date	¥399,250

Note:	(1)	Included in Investment securities gains—net.

Nonmarketable Equity Securities

Nonmarketable equity securities included in Equity securities were primarily carried at cost of ¥538,251 million at March 31, 2018, because their fair values were not readily determinable.

The remaining balances were nonmarketable equity securities included in Equity securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and broker-dealers and carried at fair value of ¥28,359 million at March 31, 2018. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥97,586 million at March 31, 2018, the MUFG Group estimated a fair value using commonly accepted valuation techniques to determine whether the investments were impaired in each reporting period. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other-than-temporary.

With respect to cost-method investments of ¥440,665 million at March 31, 2018, the MUFG Group performed a test to determine whether any impairment indicators existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs an evaluation of whether the impairment is other-than-temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share of an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of cost-method investments, which had aggregated costs of ¥437,486 million and at March 31, 2018, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedures described above, the MUFG Group recognized OTTI losses on the cost-method investments of ¥284 million for the six months ended September 30, 2017. Each impairment loss was recognized based on the specific circumstances of each individual company. No impairment loss was individually material.

Measurement Alternative of Equity Securities

The following table presents the carrying value of nonmarketable equity securities held at September 30, 2018, that were measured under the measurement alternative, and the related adjustments for these securities during the six months ended September 30, 2018.

Six months ended September 30,
2018
(in millions)
Measurement alternative balance at September 30, 2018	¥541,961
Measurement alternative impairment losses(1)	¥(479)
Measurement alternative downward changes for observable prices(1)(2)	¥—
Measurement alternative upward changes for observable prices(1)(2)	¥8,492

Notes:	(1)	Included in Investment securities gains—net.
	(2)	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.